Loans Payable (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) bitcoin	Dec. 31, 2024 USD ($) bitcoin
Margin Loan [Member]
Loans Payable [Line Items]
Credit line for margin loan	$ 10,000,000
Credit line drawn amount	2,611,009	$ 2,686,239
Genesis Loan [Member]
Loans Payable [Line Items]
Interest payable	$ 6,100,598	$ 7,007,055
Loan secured with BTC (in bitcoin) | bitcoin	69.68	365.448
Principal amount of loan plus interest	$ 6,100,598